HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 2,177		¥ 2,139
Utilities	341		341
Personnel costs	2,562		2,167
Depreciation and amortization	634		678
Consumable, food and beverage	620		613
Others	962		794
Total	¥ 7,296	$ 1,004	¥ 6,732